Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 35,009	$ 46
Prepaid expenses	103,028	0
Total current assets	138,037	46
Intangible Assets
Intangible assets	354,000	354,000
Accumulated amortization	(23,600)	(5,900)
Intangible assets , net	330,400	348,100
Total assets	468,437	348,146
Current Liabilities
Accounts payable	175,673	105,943
Accrued expense	30,303	0
Note payable	50,000	0
Total current liabilities	255,976	105,943
Long-Term Liabilities
Advances from stockholders	71,753	86,736
Convertible notes payable, net	22,889	21,643
Derivative liabilities	103,002	215,748
Total long-term liabilities	197,644	324,127
Total liabilities	$ 453,620	$ 430,070
Commitment and contingencies
Stockholders' Equity (Deficit)
Preferred stock value	$ 0	$ 743
Common stock value	62,886	44,541
Additional paid-in capital	1,763,436	(75,827)
Accumulated deficit	(1,811,505)	(51,381)
Total Stockholders' Equity (Deficit)	14,817	(81,924)
Total Liabilities and Stockholders' Equity (Deficit)	$ 468,437	348,146
Predecessor [Member]
Stockholders' Equity (Deficit)
Preferred stock value		204,000
Common stock value		100,000
Additional paid-in capital		$ (334,543)